Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Non Cancelable Operating Lease Agreements

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2018 were as follows:

Years Ended December 31	RMB	US$
	(Amount in Thousands)
2019	93,729	13,632
2020	72,459	10,539
2021	59,008	8,582
2022	54,103	7,869
2023 and after	87,151	12,676
Total	366,450	53,298